Nov. 01, 2017

Supplement to Prospectus

The ESG Growth Portfolio

The Catholic SRI Growth Portfolio

(the “Portfolios”)

HC Strategic Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is June 25, 2018

At a meeting held on March 12, 2018, the Board approved an amendment to the Agreement between the Trust and BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) with respect to each Portfolio that provided for a change in the management fee payable to BNY Mellon AMNA. Accordingly, the BNY Mellon AMNA compensation disclosures in the Prospectus, the compensation disclosures set forth below in the supplement dated February 1, 2018 and, with respect to The Catholic SRI Growth Portfolio, the supplement dated December 6, 2017, and each Portfolio’s fee table and expense example table disclosures are revised to reflect the revised management fee payable to BNY Mellon AMNA, effective June 23, 2018 as follows:

ESG Growth Portfolio Fee Table and Expense Example – page 1:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.21%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.37%

1 Year	$38
3 Years	$119
5 Years	$208
10 Years	$468

Catholic SRI Growth Portfolio Fee Table and Expense Example – page 8:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.20%
Other Expenses	0.40%
Acquired Fund Fees and Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.60%

1 Year	$61
3 Years	$192
5 Years	$335
10 Years	$750

Supplement to Prospectus

The ESG Growth Portfolio

The Catholic SRI Growth Portfolio

(the “Portfolios”)

HC Advisors Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is June 25, 2018

At a meeting held on March 12, 2018, the Board approved an amendment to the Agreement between the Trust and BNY Mellon Asset Management North America Corporation (“BNY Mellon AMNA”) with respect to each Portfolio that provided for a change in the management fee payable to BNY Mellon AMNA. Accordingly, the BNY Mellon AMNA compensation disclosures in the Prospectus, the compensation disclosures set forth below in the supplement dated February 1, 2018 and, with respect to The Catholic SRI Growth Portfolio, the supplement dated December 6, 2017, and each Portfolio’s fee table and expense example table disclosures are revised to reflect the revised management fee payable to BNY Mellon AMNA, effective June 23, 2018 as follows:

ESG Growth Portfolio Fee Table and Expense Example – page 1:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.21%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.62%

1 Year	$63
3 Years	$199
5 Years	$346
10 Years	$774

Catholic SRI Growth Portfolio Fee Table and Expense Example – page 8:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.20%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.40%
Acquired Fund Fees and Expenses	0.00%
Total Annual Portfolio Operating Expenses	0.85%

1 Year	$87
3 Years	$271
5 Years	$471
10 Years	$1,049